CONSOLIDATED STATEMENT OF INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2009
CONSOLIDATED STATEMENT OF INCOME
Net sales, special charges	$ 29.6			$ 29.6
Cost of sales, special charges	3.6	4.5	0.8	8.9	12.6
Interest expense, special charges	$ 1.5			$ 1.5